UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $120,078 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109      213     6000 SH       SOLE                     6000        0        0
BANK MONTREAL QUE              COM              063671101     1863    43100 SH       SOLE                    43100        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      298     6599 SH       SOLE                     6599        0        0
BARRICK GOLD CORP              COM              067901108     1870    51000 SH       SOLE                    51000        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      914        7 SH       SOLE                        7        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      686      156 SH       SOLE                      156        0        0
BROWN & BROWN INC              COM              115236101      595    27500 SH       SOLE                    27500        0        0
CE FRANKLIN LTD                COM              125151100      190    31000 SH       SOLE                    31000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     3724    54200 SH       SOLE                    54200        0        0
ENCANA CORP                    COM              292505104      363     5680 SH       SOLE                     5680        0        0
ISHARES TR                     LEHMAN AGG BND   464287226      305     3094 SH       SOLE                     3094        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203      478    52500 SH       SOLE                    52500        0        0
MANULIFE FINL CORP             COM              56501R106      283     7870 SH       SOLE                     7870        0        0
MARSH & MCLENNAN COS INC       COM              571748102     4915   154820 SH       SOLE                   154820        0        0
MDS INC                        COM              55269P302    16532  1378858 SH       SOLE                  1378858        0        0
MEREDITH CORP                  COM              589433101     5895   211400 SH       SOLE                   211400        0        0
MICROSOFT CORP                 COM              594918104     4652   174300 SH       SOLE                   174300        0        0
NCR CORP NEW                   COM              62886E108    13684   620600 SH       SOLE                   620600        0        0
PEABODY ENERGY CORP            COM              704549104     1044    23200 SH       SOLE                    23200        0        0
PENSKE AUTOMOTIVE GRP INC      COM              70959W103      229    20000 SH       SOLE                    20000        0        0
PFIZER INC                     COM              717081103      662    35880 SH       SOLE                    35880        0        0
PHH CORP                       COM NEW          693320202     6620   498118 SH       SOLE                   498118        0        0
REGIS CORP MINN                COM              758932107    14746   536204 SH       SOLE                   536204        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102     2336    49174 SH       SOLE                    49174        0        0
SCHOOL SPECIALTY INC           COM              807863105     1138    36500 SH       SOLE                    36500        0        0
SEALED AIR CORP NEW            COM              81211K100    16361   744000 SH       SOLE                   744000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      438    22000 SH       SOLE                    22000        0        0
SPDR TR                        UNIT SER 1       78462F103      269     2322 SH       SOLE                     2322        0        0
SUN LIFE FINL INC              COM              866796105    11292   321204 SH       SOLE                   321204        0        0
THOMSON REUTERS CORP           COM              884903105     3514   129100 SH       SOLE                   129100        0        0
TIME WARNER INC                COM              887317105     2985   228500 SH       SOLE                   228500        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      380     6309 SH       SOLE                     6309        0        0
WENDYS INTL INC                COM              950590109      604   114750 SH       SOLE                   114750        0        0